Portfolio of Investments
Columbia Greater China Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 25.2%
Entertainment 4.9%
HUYA, Inc. ADR(a)	48,227	1,017,589
NetEase, Inc., ADR	11,446	3,609,153
Tencent Music Entertainment Group, ADR(a)	63,623	790,834
Total		5,417,576
Interactive Media & Services 20.3%
Tencent Holdings Ltd.	533,500	22,511,115
Total Communication Services		27,928,691
Consumer Discretionary 33.6%
Diversified Consumer Services 5.1%
New Oriental Education & Technology Group, Inc., ADR(a)	17,979	2,176,897
TAL Education Group, ADR(a)	77,207	3,417,182
Total		5,594,079
Hotels, Restaurants & Leisure 1.8%
China International Travel Service Corp., Ltd., Class A	35,000	417,842
Galaxy Entertainment Group Ltd.	246,000	1,610,892
Total		2,028,734
Household Durables 2.4%
Haier Smart Home Co., Ltd., Class A	356,620	866,287
Midea Group Co., Ltd., Class A	224,975	1,739,431
Total		2,605,718
Internet & Direct Marketing Retail 19.7%
Alibaba Group Holding Ltd., ADR(a)	105,061	21,012,200
Ctrip.com International Ltd.(a)	23,985	797,262
Total		21,809,462
Specialty Retail 0.6%
Topsports International Holdings Ltd.	237,000	266,421
Zhongsheng Group Holdings Ltd.	124,000	439,493
Total		705,914
Textiles, Apparel & Luxury Goods 4.0%
Shenzhou International Group Holdings Ltd.	336,000	4,429,311
Total Consumer Discretionary		37,173,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.2%
Beverages 3.5%
China Resources Beer Holdings Co., Ltd.	392,000	2,053,162
Kweichow Moutai Co., Ltd., Class A	11,700	1,880,047
Total		3,933,209
Food Products 3.7%
China Mengniu Dairy Co., Ltd.(a)	748,000	2,861,653
Foshan Haitian Flavouring & Food Co., Ltd., Class A	79,136	1,204,750
Total		4,066,403
Total Consumer Staples		7,999,612
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
CNOOC Ltd.	3,029,500	4,397,714
Total Energy		4,397,714
Financials 13.3%
Banks 6.3%
China Construction Bank Corp., Class H	4,154,340	3,304,827
China Merchants Bank Co., Ltd., Class H	318,500	1,504,965
Industrial & Commercial Bank of China Ltd., Class H	3,021,000	2,153,035
Total		6,962,827
Insurance 7.0%
AIA Group Ltd.	161,200	1,613,162
Ping An Insurance Group Co. of China Ltd., Class H	543,500	6,171,609
Total		7,784,771
Total Financials		14,747,598
Health Care 9.8%
Biotechnology 3.1%
BeiGene Ltd., ADR(a)	7,494	1,523,455
CStone Pharmaceuticals(a)	450,000	646,126
Zai Lab Ltd., ADR(a)	32,460	1,291,908
Total		3,461,489
Life Sciences Tools & Services 3.1%
WuXi AppTec Co., Ltd., Class H	124,880	1,449,365
Wuxi Biologics Cayman, Inc.(a)	170,500	1,926,610
Total		3,375,975
Columbia Greater China Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	686,000	1,561,232
Jiangsu Hengrui Medicine Co., Ltd., Class A	52,131	637,428
Sino Biopharmaceutical Ltd.	1,375,500	1,774,773
Total		3,973,433
Total Health Care		10,810,897
Industrials 2.1%
Commercial Services & Supplies 0.4%
Country Garden Services Holdings Co., Ltd.	132,000	427,098
Electrical Equipment 0.6%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	202,100	690,399
Machinery 0.4%
Techtronic Industries Co., Ltd.	51,000	383,310
Transportation Infrastructure 0.7%
Shanghai International Airport Co., Ltd., Class A	73,800	789,279
Total Industrials		2,290,086
Information Technology 1.8%
IT Services 1.0%
Beijing Sinnet Technology Co., Ltd.	106,331	289,838
GDS Holdings Ltd., ADR(a)	18,039	844,586
Total		1,134,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.8%
Kingdee International Software Group Co., Ltd.	873,000	865,268
Total Information Technology		1,999,692
Materials 1.5%
Construction Materials 1.5%
China Resources Cement Holdings Ltd.	1,394,000	1,670,127
Total Materials		1,670,127
Real Estate 1.4%
Real Estate Management & Development 1.4%
China Resources Land Ltd.	360,000	1,558,515
Total Real Estate		1,558,515
Total Common Stocks (Cost $52,263,319)		110,576,150

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(e),(f)	222,742	222,742
Total Money Market Funds (Cost $222,720)		222,742
Total Investments in Securities (Cost: $52,486,039)		110,798,892
Other Assets & Liabilities, Net		(55,538)
Net Assets		110,743,354

Investments in derivatives
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2019.
2	Columbia Greater China Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	635,900	4,453,414	(4,866,572)	222,742	52	22	6,548	222,742
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | Quarterly Report 2019	3